Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
The following table sets forth the reconciliation of basic and diluted loss per share for the three and nine months ended September 30, 2025 and 2024 (in thousands except per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Net loss attributable to Scilex Holding Company	$(257,234)	$(4,388)	$(325,622)	$(66,347)

Deemed dividend for anti-dilution adjustments to Penny Warrants upon Reverse Stock Split	—	—	(43,753)	—

Net loss for basic and diluted loss per share attributable to common stockholders	$(257,234)	$(4,388)	$(369,375)	$(66,347)

Weighted average number of shares outstanding	5,138	3,351	5,100	3,127
Weighted average common stock warrants exercisable for nominal consideration	6,466	4,206	6,489	2,067

Weighted average number of shares, basic and diluted	11,604	7,557	11,588	5,194
Loss per share
Basic and diluted	$(22.17)	$(0.58)	$(31.88)	$(12.77)

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Diluted earnings per share is computed using the weighted average number of Common Stock and, if dilutive, potential Common Stock outstanding during the period. Potential Common Stock consists of the incremental Common Stock issuable upon the exercise of stock options and warrants (using the treasury stock method or the reverse treasury stock method, as applicable).
In the computation of net loss per share, treasury shares are not included as part of the outstanding shares.
In accordance with FASB ASC 260,
Earnings Per Share,
Penny Warrants are warrants that would be exercised for no or little consideration and therefore should be included in the calculation of weighted average shares outstanding for purposes of calculating basic and diluted net income (loss) per share. The Closing Penny Warrants become exercisable upon the passage of time and are included in basic and diluted net income (loss) per share from the closing date of September 21, 2023. The Subsequent Penny Warrants to purchase up to an aggregate of 8,500,000 shares of Common Stock are not vested as of the closing date of September 21, 2023 and the vesting is based on the passage of time, the Company’s repayment of the Oramed Note or the occurrence of the Management Sale Trigger Date (as defined therein). Therefore, these Subsequent Penny Warrants are included in the computation for diluted net income per share once all other exercise contingencies are removed except for the passage of time.
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	September 30, 2025	September 30, 2024
Stock options	1,000,626	981,519
Retainer Shares	399,999	399,999
Shares issuable under Tranche B Notes	604,239	—
Public Warrants	156,115	156,220
Private Warrants	28,572	28,572
Shares issuable under ESPP	9,561
Shares issuable under the SIPA	8,571	8,571
February 2024 BDO Firm Warrants	108,686	159,068
February 2024 BDO Representative Warrants	13,446	13,446
April 2024 RDO Common Warrants	428,572	428,572
April 2024 RDO Placement Agent Warrants	34,286	34,286
Deposit Warrants	3,250,000	3,250,000
October 2024 Noteholder Warrants	107,142	—
October 2024 Placement Agent Warrants	104,848	—
December 2024 RDO Common Warrants	1,013,122	—
Fee Warrant	—	7,142
StockBlock Warrants	131,472	—
New Tranche B Warrants	500,000	—
September 2025 Warrants	275,000	—

Total	8,174,257	5,467,395

13. Net Loss Per Share
The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2024 and 2023 (in thousands except per share data):

	Year Ended December 31,
	2024	2023
Net loss	$(72,807)	$(114,331)
Premium on redemption of Series A Preferred Stock	—	(52,645)

Net loss for basic loss per share available to common stockholders	$(72,807)	$(166,976)

Reversal of mark-to-market adjustment for liability classified warrants	(8,895)	—

Net loss for diluted loss per share available to common stockholders	$(81,702)	$(166,976)

	Year Ended December 31,
	2024	2023
Weighted average number of shares outstanding	3,561	3,722
Weighted average common stock warrants exercisable for nominal consideration	6,500	—
Weighted average number of shares, basic	10,061	3,722
Effect of dilutive securities	84	—
Weighted average number of shares, diluted	10,145	3,722
Loss per share
Basic	$(7.24)	$(44.86)
Diluted	$(8.05)	$(44.86)
Basic net loss per share is computed by dividing net loss by the weighted average number of shares of Common Stock outstanding during the period. Premium paid on redemption of Series A Preferred Stock was added to the net loss to arrive at loss available for common stockholders as it represents a dividend to the Series A preferred stockholder. Diluted earnings per share is computed using the weighted average number of Common Stock and, if dilutive, potential Common Stock outstanding during the period. Potential Common Stock consists of the incremental Common Stock issuable upon the exercise of stock options and warrants (using the treasury stock method or the reverse treasury stock method, as applicable).
In the computation of net loss per share, treasury shares are not included as part of the outstanding shares. Shares of the Dividend Stock, as declared by the Board of Directors of the Company on October 27, 2024 and not yet distributed as of December 31, 2024, are also excluded from the computation of net loss per share because the associated Series 1 Preferred Stock is not considered to be a participating security.
In accordance with FASB ASC 260,
Earnings Per Share,
Penny Warrants are warrants that would be exercised for no or little consideration and therefore should be included in the calculation of weighted average shares outstanding for purposes of calculating basic and diluted net income (loss) per share. The Closing Penny Warrants become exercisable upon the passage of time and are included in basic and diluted net income (loss) per share from the closing date of September 21, 2023. The Subsequent Penny Warrants to purchase up to an aggregate of 8,500,000 shares of Common Stock were not vested as of the closing date of September 21, 2023 and the vesting was based on the passage of time, the Company’s repayment of the Oramed Note or the occurrence of the Management Sale Trigger Date (as defined therein). The Subsequent Penny Warrants became vested during the year ended December 31, 2024, and therefore are included in the computation for basic and diluted net income per share as of December 31, 2024, since all other exercise contingencies were removed except for the passage of time.
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31,	December 31,
	2024	2023
Stock options	1,027,977	946,275
Public Warrants	156,220	195,838
February 2024 BDO Firm Warrants	108,686	—
April 2024 RDO Placement Agent Warrants	34,286	—
Retainer Shares	399,999	114,285
Private Warrants	28,572	103,240
February 2024 BDO Representative Warrants	13,446	—
Shares Issuable pursuant to the ESPP	2,204	851

	December 31,	December 31,
	2024	2023
Shares issuable under the SIPA	8,571	—
Convertible Debentures	—	15,626
October 2024 Placement Agent Warrants	104,848	—
December 2024 RDO Common Warrants	1,642,871	—
StockBlock Warrants	131,472	—
Shares issuable under Tranche B Notes	1,158,617	—
Total	4,817,769	1,376,115